Cover Page	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	Pharvaris N.V.
Entity Central Index Key	0001830487
Current Fiscal Year End Date	--12-31